Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 222,765	₩ 170,292	₩ 264,015
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of change in company ownership	23.10%	23.30%
SK Telecom Smart City Management Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of change in company ownership	27.10%	43.50%
SK Telecom Smart City Management Co Ltd [Member] | Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Contribution of accounts receivable	₩ 7,000
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Gain on disposal of investments in associates	100,000
Tree Pay Co. Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment loss	174
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 2,000